Pension and other post-retirement benefits - Weighted-average assumptions (Details 5) - Defined benefit pension plans	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Switzerland
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		100.00%	100.00%
Switzerland | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	100.00%
Switzerland | Cash and cash equivalents
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		1.60%	2.50%
Switzerland | Cash and cash equivalents | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	7.00%
Switzerland | Debt securities
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		35.20%	32.70%
Switzerland | Debt securities | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	32.00%
Switzerland | Equity securities
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		27.30%	29.60%
Switzerland | Equity securities | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	25.00%
Switzerland | Real estate
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		18.40%	18.00%
Switzerland | Real estate | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	21.00%
Switzerland | Alternative investments
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		17.50%	17.20%
Switzerland | Alternative investments | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	15.00%
Switzerland | Insurance
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		0.00%	0.00%
Switzerland | Insurance | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	0.00%
International
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		100.00%	100.00%
International | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	100.00%
International | Cash and cash equivalents
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		2.90%	6.30%
International | Cash and cash equivalents | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	0.30%
International | Debt securities
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		92.90%	90.50%
International | Debt securities | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	93.40%
International | Equity securities
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		2.60%	2.00%
International | Equity securities | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	2.20%
International | Real estate
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		0.00%	0.50%
International | Real estate | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	0.60%
International | Alternative investments
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		(0.70%)	(1.10%)
International | Alternative investments | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	1.20%
International | Insurance
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		2.30%	1.80%
International | Insurance | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	2.30%
Bank | International
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		100.00%	100.00%
Bank | International | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	100.00%
Bank | International | Cash and cash equivalents
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		2.90%	6.30%
Bank | International | Cash and cash equivalents | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	0.30%
Bank | International | Debt securities
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		92.90%	90.50%
Bank | International | Debt securities | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	93.40%
Bank | International | Equity securities
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		2.60%	2.00%
Bank | International | Equity securities | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	2.20%
Bank | International | Real estate
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		0.00%	0.50%
Bank | International | Real estate | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	0.60%
Bank | International | Alternative investments
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		(0.70%)	(1.10%)
Bank | International | Alternative investments | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	1.20%
Bank | International | Insurance
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		2.30%	1.80%
Bank | International | Insurance | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	2.30%